BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Huayong) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 25, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Business Acquisition [Line Items]
Goodwill		$ 320,424	$ 76,020	$ 17,958
Huayong [Member]
Business Acquisition [Line Items]
Fair value of previously held 39.01% equity interests	43,406
Cash consideration	249				2,060
Shares consideration	40,808
Total	84,463
Cash	294
Other current assets	2,974
Fixed assets	98
Identifiable intangible assets acquired	12,796
Goodwill	97,657
Liability assumed	(5,544)
Fair value of non-controlling interest	(23,812)
Total	$ 84,463